Pensions and Other Post Employment Benefit Plans - Summary of Principal Assumptions used in Determining Pension Benefit Obligations for Group's Plan (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	1.30%	1.00%
Future salary increases	0.75%	1.00%
Future pensions increases	0.00%	0.00%
Retirement age	65 years	65 years
Demographic assumptions	BVG 2020	BVG 2020